Equity Method Investments - Additional Information (FY) (Details) - Dimension Energy [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 24, 2021
Schedule Of Equity Method Investments [Line Items]
Ownership percentage	23.60%	23.70%
Net income (loss)	$ 1.4	$ 0.7
Cash distribution received	$ 2.1
Common Class A [Member]
Schedule Of Equity Method Investments [Line Items]
Number of shares owned	4,791,566	4,791,566
Ownership percentage	24.00%	24.00%	23.00%